Business and Non-Current Asset Disposals (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Business and Non-Current Asset Disposals

	Business disposals			Disposal of other non-current assets			Total
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Continuing operations
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	596	622	47	140	56	78	736	678	125
- cash and cash equivalents	45	60	11	-	-	-	45	60	11
- working capital and provisions	83	132	29	-	-	-	83	132	29
- current tax	(1)	(2)	-	-	-	-	(1)	(2)	-
- lease liabilities	(48)	-	-	(29)	-	-	(77)	-	-
- deferred tax	(3)	(2)	2	-	-	-	(3)	(2)	2
- retirement benefit obligations	(2)	(6)	-	-	-	-	(2)	(6)	-
Net assets disposed	670	804	89	111	56	78	781	860	167
Reclassification of currency translation effects on disposal	66	15	9	-	-	-	66	15	9
Total	736	819	98	111	56	78	847	875	176
Proceeds from disposals (net of disposal costs)	699	697	99	147	100	131	846	797	230
Asset exchange (note 32)	-	12	-	-	-	-	-	12	-
Profit on step acquisition (note 32)	-	39	-	-	-	-	-	39	-
(Loss)/profit on disposals from continuing operations	(37)	(71)	1	36	44	53	(1)	(27)	54

Discontinued operations
Profit on disposals from discontinued operations (note 3)	224	1,563	-	3	3	5	227	1,566	5
Total Group profit on disposals	187	1,492	1	39	47	58	226	1,539	59

Net cash inflow arising on disposal
Continuing operations
Proceeds from disposals from continuing operations	699	697	99	147	100	131	846	797	230
Less: cash and cash equivalents disposed	(45)	(60)	(11)	-	-	-	(45)	(60)	(11)
Less: deferred proceeds arising on disposal (note 21) (i)	(269)	(10)	(3)	-	-	-	(269)	(10)	(3)
Less: investment and loan to associate in lieu of cash proceeds (note 17) (ii)	-	(85)	-	-	-	-	-	(85)	-
Net cash inflow arising on disposal from continuing operations	385	542	85	147	100	131	532	642	216

Discontinued operations
Net cash inflow arising on disposal from discontinued operations (note 3)	1,563	2,361	-	1	6	6	1,564	2,367	6
Total Group net cash inflow arising on disposal	1,948	2,903	85	148	106	137	2,096	3,009	222

(i)	On 31 December, CRH completed the sale of the Group’s 50% stake in its joint venture in India, MHIL for deferred proceeds of € 0.3 billion which will be received in several agreed tranches.

For the purposes of compliance with Indian law requirements, CRH is obliged to retain a minority shareholding and associated minority board representation in MHIL both of which will further reduce as the tranches are completed. The Group no longer has any rights to share in the profit/loss of MHIL or to receive any dividends. CRH has determined that MHIL has ceased to be a joint venture or an associate as the Group is no longer exposed to variability of returns from the performance of MHIL and does not have significant influence (as defined under IAS 28
Interests in Associates and Joint Ventures
) over MHIL. With the other partners acting in concert to exercise control, CRH effectively retains only protective voting rights in defined limited circumstances. Accordingly, the Group has discontinued the use of the equity method of accounting for its interest in MHIL from 31 December 2019. The fair value of the retained interest in MHIL is recorded as a financial asset within Other Receivables as it represents a contractual right to receive cash.

(ii)
In 2018, as part of the divestment of our DIY business in Belgium and the Netherlands (see note 16 and note 17 for further details) we acquired an equity stake of 22.78% in, and advanced a loan of
€
50 million to the purchaser, Intergamma, which was repaid in 2019.